Consolidated Statement of Stockholders' Equity (Deficit) (USD $)	Common Stock Shares	Common Stock Par Value USD ($)	Additional Paid-In Capital USD ($)	Common Stock Subscribed USD ($)	Accumulated deficit USD ($)	Accumulated deficit During the Expioration Stage USD ($)	Total USD ($)
Balance at Jan. 01, 2006	1,568,324	7,468,288	56,800	0	(8,538,759)	0	(1,013,671)
Cancellation of common shares	(207,562)	(20,756)	20,756	0	0	0	0
Issuance of common shares for acquisition of mineral properties	8,000,000	800,000	0	0	0	0	800,000
Issuance of common shares for services	8,017,103	809,018	0	0	0	0	809,018
Issuance of common shares for cash	1,000,000	100,000	0	0	0	0	100,000
Issuance of share purchase warrants		$ 0	$ 4,952,286	$ 0	$ 0	$ 0	$ 4,952,286
Net loss for the year		0	0	0	0	(4,292,648)	(4,292,648)
Balance at Dec. 31, 2006	18,377,865	9,156,550	5,029,842	0	(8,538,759)	(4,292,648)	1,354,985
Cancellation of common shares	(4,000,000)	(400,000)	0	0	0	0	(400,000)
Issuance of common shares for services	15,743,000	1,574,300	0	0	0	0	1,574,300
Issuance of common shares for cash at $0.10 per common share	3,850,000	385,000	0	0	0	0	385,000
Issuance of common shares for cash at $0.20 per common share	2,500,000	500,000	0	0	0	0	500,000
Issuance of common shares for finders' fee	175,000	35,000	(35,000)	0	0	0	0
Net loss for the year		0	0	0	0	(3,352,421)	(3,352,421)
Balance at Dec. 31, 2007	36,645,865	11,250,850	4,994,842	0	(8,538,759)	(7,645,069)	61,864
Issuance of common shares for services	1,025,000	149,000	0	0	0	0	149,000
Issuance of common shares for cash at $0.20 per common share	4,000,000	800,000	0	0	0	0	800,000
Issuance of common shares for finders' fees	140,000	28,000	(28,000)	0	0	0	0
Common stock subscribed		0	0	1,403,500	0	0	1,403,500
Net loss for the year		0	0	0	0	(2,696,001)	(2,696,001)
Balance at Dec. 31, 2008	41,810,865	12,227,850	4,966,842	1,403,500	(8,538,759)	(10,341,070)	(281,637)
Issuance of common shares for services	13,400,000	2,525,500	0	(1,403,500)	0	0	1,122,000
Issuance of common shares for cash	4,076,668	270,500	0	0	0	0	270,500
Accretion expense		0	48,000	0	0	0	48,000
Common stock subscribed		0	0	64,000	0	0	64,000
Net loss for the year		0	0	0	0	(1,574,304)	(1,574,304)
Balance at Dec. 31, 2009	59,287,533	15,023,850	5,014,842	64,000	(8,538,759)	(11,915,374)	(351,441)
Issuance of common shares for services	4,240,000	335,250	0	(64,000)	0	0	271,250
Issuance of common shares for cash	7,000,000	275,000	0	0	0	0	275,000
Issuance of common shares to settle debt	7,093,372	689,555	0	0	0	0	689,555
Common stock subscribed		0	0	306,000	0	0	306,000
Net loss for the year		0	0	0	0	(1,447,031)	(1,447,031)
Balance at Dec. 31, 2010	77,620,905	16,323,655	5,014,842	306,000	(8,538,759)	(13,362,405)	(256,667)
Issuance of common shares for services	3,140,000	263,925	0	(56,000)	0	0	207,925
Issuance of common shares for cash	22,200,000	1,010,000	0	(250,000)	0	0	760,000
Issuance of common shares for finders' fee	700,000	49,000	(49,000)	0	0	0	0
Common stock subscribed		0	0	50,000	0	0	50,000
Net loss for the year		0	0	0	0	(580,330)	(580,330)
Balance at Dec. 31, 2011	103,660,905	17,646,580	4,965,842	50,000	(8,538,759)	(13,942,735)	180,928
Common stock subscribed		0	0	11,475	0	0	11,475
Net loss for the year		0	0	0	0	(368,707)	(368,707)
Balance at Dec. 31, 2012	103,660,905	17,646,580	4,965,842	61,475	(8,538,759)	(14,311,442)	(176,304)
Issuance of common shares for cash	6,500,000	65,000	0	0	0	0	65,000
Issuance of common shares for settlement of related party payable	5,200,000	52,000	0	0	0	0	52,000
Issuance of common shares on conversion of debt	6,378,209	181,242	0	0	0	0	181,242
Common stock subscribed	675,000	11,475	0	(11,475)	0	0	0
Net loss for the year		$ 0	$ 0	$ 0	$ 0	$ (441,973)	$ (441,973)
Balance at Dec. 31, 2013	122,414,114	17,956,297	4,965,842	50,000	(8,538,759)	(14,753,415)	(320,035)